UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:          (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	06/30/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC. Semi-Annual Report June 30, 2004

Seligman
Time Horizon/Harvester Series, Inc.

Mid-Year Report
June 30, 2004

Asset Allocation Strategies
Seeking to Manage Risk
Over Time

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies —Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year shareholder report for Seligman Time Horizon/Harvester Series, Inc. follows this letter. This report contains the Series’ investment results, portfolios of investments, and financial statements.

For the six months ended June 30, 2004, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund posted a total return of 6.16%, Time Horizon 20 Fund returned 6.00%, Time Horizon 10 Fund returned 4.52%, and Harvester Fund returned 3.32%.

We appreciate your continued support of Seligman Time Horizon/ Harvester Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris President

Brian T. Zino Chairman

August 13, 2004

1

Benchmark Descriptions

Composite indices and averages were created by J. & W. Seligman & Co. Incorporated (the “Manager”) using widely recognized indices and established Lipper averages. These benchmarks were selected because the Manager believes they correlate, based on asset class, to the underlying Seligman Funds in which each Fund invests. The benchmarks use the same allocations to each asset class targeted by each Fund in the Seligman Time Horizon/Harvester Series. These benchmarks are used in the tables that follow. All benchmarks exclude the effects of taxes and sales charges. The composite indices also exclude the effects of fees. Investors cannot invest directly in a composite index or average.

COMPOSITE INDICES

The Horizon 30 Composite Index consists of the following indices: 30% Russell 2000 Index (US Small-Cap Stocks), 30% Russell Midcap Index (US Midcap Stocks), 10% Standard & Poor’s 500 “S&P 500” Composite Stock Index (US Large-Cap Stocks), 15% Citigroup Broad Market Less Than US $2 Billion Index (International Small-Company Stocks), 10% Morgan Stanley Capital International “MSCI” Emerging Markets Free “EMF” Index (Emerging Market Stocks), 5% MSCI Europe Australasia Far East “EAFE” Index (International Large-Cap Stocks).

The Horizon 20 Composite Index consists of the following indices: 25% Russell 2000 Index, 25% Russell Midcap Index, 20% S&P 500, 10% Citigroup Broad Market Less Than US $2 Billion Index, 10% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index.

The Horizon 10 Composite Index consists of the following indices: 15% Russell 2000 Index, 25% Russell Mid-cap Index, 20% S&P 500, 5% Citigroup Broad Market Less Than US $2 Billion Index, 5% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index, 15% Citigroup High Yield Market Index (High-Yield Corporate Bonds), 5% Lehman Brothers Government/Credit Bond Index (Investment-Grade Corporate Bonds).

The Harvester Composite Index consists of the following indices: 10% Russell Midcap Index, 35% S&P 500, 15% MSCI EAFE Index, 15% Citigroup High Yield Market Index, 15% Lehman Brothers Government/ Credit Bond Index, 10% Lehman Brothers Government Bond Index (US Government Securities).

LIPPER COMPOSITE AVERAGES

The Lipper Composite Average for Time Horizon 30 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 13% Small Cap Value Funds Average, 16% Science & Technology Funds Average, 22% Mid Cap Growth Funds Average, 3% Large Cap Growth Funds Average, 3% Large Cap Value Funds Average, 10% Emerging Markets Funds Average, 25% Global Small Companies Funds Average, 5% International Funds Average.

The Lipper Composite Average for Time Horizon 20 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 12% Small Cap Value Funds Average, 10% Science & Technology Funds Average, 20% Mid Cap Growth Funds Average, 9% Large Cap Growth Funds Average, 9% Large Cap Value Funds Average, 10% Emerging Markets Funds Average, 17% Global Small Companies Funds Average, 10% International Funds Average.

The Lipper Composite Average for Time Horizon 10 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 6% Small Cap Value Funds Average, 10% Science & Technology Funds Average, 20% Mid Cap Growth Funds Average, 9% Large Cap Growth Funds Average, 9% Large Cap Value Funds Average, 5% Emerging Markets Funds Average, 8% Global Small Companies Funds Average, 10% International Funds Average, 15% High Current Yield Funds Average, 5% Corporate Debt Funds BBB-Rated Average.

The Lipper Composite Average for Harvester Fund consists of the following Lipper Averages: 10% Mid Cap Growth Funds Average, 11% Large Cap Growth Funds Average, 11% Large Cap Value Funds Average, 11% Large Cap Core Funds Average, 5% Global Funds Average, 12% International Funds Average, 15% High Current Yield Funds Average, 15% Corporate Debt Funds BBB-Rated Average, 10% General US Government Bond Funds Average.

2

Index and Average Returns (unaudited)

		Average Annual

For Periods Ended June 30, 2004	Six Months*	One Year	Since Inception 1/10/00

Russell 2000 Index	6.76%	33.37%	5.10%
Russell Midcap Index	6.67	29.39	5.56
S&P 500	3.44	19.11	(3.90)
Citigroup Broad Market Less Than US $2 Billion Index	9.61	40.93	7.73
Citigroup High Yield Market Index	1.19	10.35	5.90	†
MSCI EAFE Index	4.86	32.85	3.19
MSCI EMF Index	(0.78)	33.51	(1.10)
Lehman Brothers Government Bond Index	(0.13)	(1.36)	7.57
Lehman Brothers Government/Credit Bond Index	(0.19)	(0.72)	7.99
Lipper Small Cap Growth Funds Average	3.32	27.08	(3.15	)ø
Lipper Small Cap Value Funds Average	8.15	34.15	15.43	ø
Lipper Science & Technology Funds Average	0.71	25.55	(18.53	)ø
Lipper Mid Cap Growth Funds Average	4.53	22.64	(6.02	)ø
Lipper Large Cap Growth Funds Average	2.35	15.56	(9.70	)ø
Lipper Large Cap Value Funds Average	3.24	19.20	1.68	ø
Lipper Large Cap Core Funds Average	2.03	16.13	(5.39	)ø
Lipper Emerging Markets Funds Average	(1.28)	32.75	(0.47	)ø
Lipper Global Small Companies Funds Average	5.27	33.30	6.59	ø
Lipper Global Funds Average	2.98	23.45	1.95	ø
Lipper International Funds Average	3.63	28.57	1.38	ø
Lipper High Current Yield Funds Average	1.16	9.66	3.61	ø
Lipper General US Governement Bond Average	(0.32)	(1.42)	6.55	ø
Lipper Corporate Debt BBB-Rated Funds Average	(0.26)	1.18	7.21	ø

* Not annualized.
† From December 31, 1999.
ø From January 13, 2000.

3

Performance Overview (unaudited)
Seligman Time Horizon 30 Fund

Investment Results

Total Returns For Periods Ended June 30, 2004

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	1.17%	23.82%	(3.65)%
Without Sales Charge	6.16	29.96	(2.59)
Class B**

With CDSC***	0.61	23.92	(3.88)
Without CDSC	5.61	28.92	(3.25)
Class C**

With Sales Charge and CDSC	3.48	26.52	(3.52)
Without Sales Charge and CDSC	5.61	28.92	(3.31)
Class D**

With 1% CDSC	4.61	27.92	n/a
Without CDSC	5.61	28.92	(3.31)
Benchmarks

Horizon 30 Composite Index(1)	5.98	31.87	10.87
Horizon 30 Lipper Composite Average(1)	3.81	28.39	(1.33)
S&P 500(2)	3.44	19.11	(3.90)

Net Asset Value Per Share

	6/30/04	12/31/03	6/30/03

Class A	$6.03	$5.68	$4.64
Class B	5.84	5.53	4.53
Class C	5.84	5.53	4.53
Class D	5.84	5.53	4.53

See footnotes on page 8.

4

Performance Overview (unaudited)
Seligman Time Horizon 20 Fund

Investment Results

Total Returns For Periods Ended June 30, 2004

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	1.01%	22.90%	(3.71)%
Without Sales Charge	6.00	28.97	(2.65)
Class B**

With CDSC***	0.46	23.10	(4.01)
Without CDSC	5.46	28.10	(3.39)
Class C**

With Sales Charge and CDSC	3.34	25.71	(3.65)
Without Sales Charge and CDSC	5.46	28.10	(3.44)
Class D**

With 1% CDSC	4.46	27.10	n/a
Without CDSC	5.46	28.10	(3.44)
Benchmarks

Horizon 20 Composite Index(1)	5.41	30.24	5.25
Horizon 20 Lipper Composite Average(1)	3.69	26.91	(1.06)
S&P 500(2)	3.44	19.11	(3.90)

Net Asset Value Per Share

	6/30/04	12/31/03	6/30/03

Class A	$6.01	$5.67	$4.64
Class B	5.79	5.49	4.53
Class C	5.79	5.49	4.53
Class D	5.79	5.49	4.53

See footnotes on page 8.

5

Performance Overview (unaudited)
Seligman Time Horizon 10 Fund

Investment Results

Total Returns For Periods Ended June 30, 2004

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	(0.52)%	17.40%	(3.79)%
Without Sales Charge	4.52	23.37	(2.73)
Class B**

With CDSC***	(0.80)	17.52	(4.09)
Without CDSC	4.20	22.52	(3.48)
Class C**

With Sales Charge and CDSC	2.09	20.23	(3.66)
Without Sales Charge and CDSC	4.20	22.52	(3.45)
Class D**

With 1% CDSC	3.20	21.52	n/a
Without CDSC	4.20	22.52	(3.51)
Benchmarks

Horizon 10 Composite Index(1)	4.47	24.70	9.84
Horizon 10 Lipper Composite Average(1)	2.95	21.74	(1.02)
Lehman Brothers Government/Credit Bond Index(2)	(0.19)	(0.72)	7.99
S&P 500(2)	3.44	19.11	(3.90)

Net Asset Value Per Share

	6/30/04	12/31/03	6/30/03

Class A	$5.78	$5.53	$4.72
Class B	5.70	5.47	4.66
Class C	5.70	5.47	4.66
Class D	5.70	5.47	4.66

6

Performance Overview (unaudited)
Seligman Harvester Fund

Investment Results

Total Returns For Periods Ended June 30, 2004

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	(1.66)%	9.93%	(4.62)%
Without Sales Charge	3.32	15.40	(3.56)
Class B**

With CDSC***	(2.05)	9.56	(4.90)
Without CDSC	2.95	14.56	(4.32)
Class C**

With Sales Charge and CDSC	0.96	12.35	(4.56)
Without Sales Charge and CDSC	2.95	14.56	(4.35)
Class D**

With 1% CDSC	1.95	13.56	n/a
Without CDSC	2.95	14.56	(4.35)
Benchmarks

Harvester Composite Index(1)	2.74	15.86	3.28
Harvester Lipper Composite Average(1)	1.98	13.95	(0.67)
Lehman Brothers Government/Credit Bond Index(2)	(0.19)	(0.72)	7.99
S&P 500(2)	3.44	19.11	(3.90)

Net Asset Value Per share				Dividends Per Share and Yield Information
	6/30/04	12/31/03	6/30/03	For the Six Months Ended June 30, 2004

				Dividends Paidø	SEC Yields‡
Class A	$5.26	$5.13	$4.63	$0.040	1.33%
Class B	5.26	5.13	4.63	0.021	0.65
Class C	5.26	5.13	4.63	0.021	0.65
Class D	5.26	5.13	4.63	0.021	0.65
Class R	5.26	5.13	4.63	0.021	0.65

(Continued on next page.)

7

Performance Overview (unaudited)

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance.Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown.

The Manager made payments to certain of the underlying Seligman Funds in which each Fund invests in May 2004. Absent such payments, returns for each class of shares that include this period would have been lower. The Manager is voluntarily waiving its investment management fee and reimbursing a portion of the Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets through December 31, 2004. Absent such waivers and reimbursements, the Fund’s returns would have been lower.

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the investment of dividend and capital gain distributions. Return figures for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.

***	The CDSC is 5% for periods of one year or less and 3% since inception.
†

Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above. See the Financial Highlights table beginning on page 25 for total returns for each class of shares from their individual initial issuance dates.

	Class B	Class C	Class D

Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00
Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00
Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00
Harvester Fund	2/17/00	1/18/00	2/29/00

ø	Represents the per share amount paid or declared for the year ended June 30, 2004.
(1)	See page 2 for benchmark descriptions.
(2)

The Lehman Brothers Government/Credit Bond Index and the S&P 500 are unmanaged benchmarks that assume reinvestment of distributions and exclude the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.

‡

Current yield, representing the annualized yield for the 30-day period ended June 30, 2004, has been computed in accordance with SEC regulations and will vary. During the period, the Manager waived its fees and reimbursed other expenses. Without these waivers/reimbursements, the yields would be as follows:

Class A	Class B	Class C	Class D

1.11%	0.42%	0.42%	0.43%

8

Portfolios of Investments  (unaudited)
June 30, 2004

Seligman Time Horizon 30 Fund

	Shares	Value
Domestic Equity Funds 58.8%

Seligman Capital Fund*	91,305	$1,717,447
Seligman Communications and Information Fund*	51,045	1,244,987
Seligman Frontier Fund*	18,959	236,419
Seligman Growth Fund*	61,046	228,922
Seligman Large-Cap Value Fund	22,075	234,878
Seligman Small-Cap Value Fund*	65,786	1,017,052

		4,679,705

Global Equity Funds 39.6%

Seligman Emerging Markets Fund*	111,765	789,061
Seligman Global Smaller Companies Fund*	144,898	1,963,368
Seligman International Growth Fund*	33,699	396,974

		3,149,403

Total Investments (Cost $7,149,048) 98.4%		7,829,108

Other Assets Less Liabilities 1.6%		130,659

Net Assets 100.0%		$7,959,767

Seligman Time Horizon 20 Fund

	Shares	Value
Domestic Equity Funds 61.6%

Seligman Capital Fund*	175,185	$3,295,230
Seligman Communications and Information Fund*	67,548	1,647,496
Seligman Frontier Fund*	39,758	495,782
Seligman Growth Fund*	394,676	1,480,035
Seligman Large-Cap Value Fund	139,161	1,480,673
Seligman Small-Cap Value Fund*	129,020	1,994,649

		10,393,865

Global Equity Funds 36.4%

Seligman Emerging Markets Fund*	234,807	1,657,737
Seligman Global Smaller Companies Fund*	207,065	2,805,731
Seligman International Growth Fund*	141,676	1,668,943

		6,132,411

Total Investments (Cost $16,237,497) 98.0%		16,526,276

Other Assets Less Liabilities 2.0%		330,807

Net Assets 100.0%		$16,857,083

* Non-incoming producing security; security has paid or may pay capital gain distributions.
See Notes to Financial Statements.

9

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Time Horizon 10 Fund

	Shares	Value
Domestic Equity Funds 55.8%

Seligman Capital Fund*	203,947	$3,836,243
Seligman Communications and Information Fund*	78,448	1,913,347
Seligman Frontier Fund*	46,318	577,585
Seligman Growth Fund*	455,955	1,709,831
Seligman Large-Cap Value Fund	162,437	1,728,330
Seligman Small-Cap Value Fund*	73,799	1,140,932

		10,906,268

Global Equity Funds 22.7%

Seligman Emerging Markets Fund*	137,218	968,759
Seligman Global Smaller Companies Fund*	113,243	1,534,443
Seligman International Growth Fund*	163,974	1,931,614

		4,434,816

Fixed-Income Funds 19.4%

Seligman High-Yield Bond Series	839,020	2,844,278
Seligman Investment Grade Fixed Income Fund	132,002	945,136

		3,789,414

Total Investments (Cost $19,292,012) 97.9%		19,130,498

Other Assets Less Liabilities 2.1%		416,727

Net Assets 100.0%		$19,547,225

Seligman Harvester Fund

	Shares	Value
Domestic Equity Funds 42.5%

Seligman Capital Fund*	84,772	$1,594,561
Seligman Common Stock Fund*	159,589	1,728,349
Seligman Growth Fund*	458,591	1,719,716
Seligman Large-Cap Value Fund	166,822	1,774,986

		6,817,612

Global Equity Funds 17.4%

Seligman Global Growth Fund*	111,168	818,196
Seligman International Growth Fund*	168,152	1,980,831

		2,799,027

Fixed-Income Funds 39.0%

Seligman High-Yield Bond Series	693,245	2,350,101
Seligman Investment Grade Fixed Income Fund	328,685	2,353,385
Seligman U.S. Government Securities Series	220,849	1,561,402

		6,264,888

Total Investments (Cost $16,379,581) 98.9%		15,881,527

Other Assets Less Liabilities 1.1%		175,179

Net Assets 100.0%		$16,056,706

* Non-incoming producing security; security has paid or may pay capital gain distributions.
See Notes to Financial Statements.

10

Statements of Assets and Liabilities (unaudited)
June 30, 2004

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Assets

Investments in Underlying Funds, at value (see portfolios of investments)	$7,829,108	$16,526,276	$19,130,498	$15,881,527
Cash	130,073	408,311	414,779	227,072
Receivable for Capital Stock sold	20,246	15,148	52,452	15,328
Prepaid registration fees	20,146	22,164	21,997	21,907
Dividends receivable	—	—	8,904	10,380
Receivable from Manager (Note 4)	3,800	—	—	—
Other	391	738	868	887

Total Assets:	8,003,764	16,972,637	19,629,498	16,157,101

Liabilities:
Payable for Capital Stock repurchased	22,414	17,660	27,572	65,790
Payable for investments purchased	2,283	68,745	20,780	—
Dividends payable	—	—	—	4,695
Distribution and service fees payable	3,073	6,895	8,819	8,697
Payable to Manager (Note 4)	—	390	1,057	214
Accrued expenses and other	16,227	21,864	24,045	20,999

Total Liabilities	43,997	115,554	82,273	100,395

Net Assets	$7,959,767	$16,857,083	$19,547,225	$16,056,706

Composition of Net Assets:

Capital Stock, at $0.001 par value:
Class A	$540	$971	$972	$757
Class B	301	655	790	805
Class C	391	1,020	1,335	1,193
Class D	113	227	319	297
Additional paid-in capital	7,537,719	17,169,370	22,442,445	18,287,186
Undistributed/accumulated net investment income (loss)	(37,609)	(79,838)	23,495	(1,633)
Accumulated net realized loss	(221,748)	(524,101)	(2,760,617)	(1,733,845)
Net unrealized appreciation (depreciation) of investments	680,060	288,779	(161,514)	(498,054)

Net Assets	$7,959,767	$16,857,083	$19,547,225	$16,056,706

Net Assets:

Class A	$3,256,400	$5,835,115	$5,621,486	$3,982,044
Class B	1,759,799	3,796,602	4,501,771	4,232,503
Class C	2,281,506	5,907,711	7,607,180	6,277,987
Class D	662,062	1,317,655	1,816,788	1,564,172

(Continued on page 12.)

11

Statements of Assets and Liabilities (unaudited)
June 30, 2004

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Shares of Capital Stock Outstanding:

Class A	540,324	971,056	971,900	756,962
Class B	301,233	655,206	789,996	804,596
Class C	390,526	1,019,541	1,334,911	1,193,484
Class D	113,333	227,393	318,809	297,358

Net Asset Value Per Share:

Class A	$6.03	$6.01	$5.78	$5.26
Class B	$5.84	$5.79	$5.70	$5.26
Class C	$5.84	$5.79	$5.70	$5.26
Class D	$5.84	$5.79	$5.70	$5.26

Investments in Underlying Funds, at cost	$7,149,048	$16,237,497	$19,292,012	$16,379,581

See Notes to Financial Statements.

12

Statements of Operations(unaudited)

For the Six Months Ended June 30, 2004

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund

Investment Income:

Dividends from Underlying Funds	$—	$—	$120,400	$146,806

Expenses:

Registration	25,328	26,557	27,226	26,601
Distribution and service fees	17,133	38,993	49,143	45,191
Audit and legal fees	6,397	9,320	9,849	9,588
Management fees	3,730	7,741	9,016	7,776
Directors’ fees and expenses	2,733	2,759	2,859	2,859
Shareholder reports and communications	1,907	1,458	3,665	3,038
Shareholder account services	1,820	3,795	4,635	5,055
Custody and related services	1,618	1,443	1,158	1,278
Miscellaneous	1,670	36	1,597	461
Total Expenses Before Waiver/Reimbursement	62,336	92,102	109,148	101,847

Waiver/reimbursement of expenses (Note 4)	(26,283)	(13,836)	(13,826)	(16,782)

Total Expenses After Waiver/Reimbursement	36,053	78,266	95,322	85,065

Net Investment Income (Loss)	(36,053)	(78,266)	25,078	61,741

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(53,866)	(39,141)	—	(166,017)
Net change in unrealized appreciation/depreciation of investments	514,644	960,637	698,588	565,822

Net Gain on Investments	460,778	921,496	698,588	399,805

Increase in Net Assets from Operations	$424,725	$843,230	$723,666	$461,546

See Notes to Financial Statements.

13

Statements of Changes in Net Assets
 (unaudited)

	Seligman Time Horizon 30 Fund		Seligman Time Horizon 20 Fund

	Six Months Ended 6/30/04	Year Ended 12/31/03	Six Months Ended 6/30/04	Year Ended 12/31/03

Operations:

Net investment loss	$ (36,053)	$ (51,232)	$ (78,266)	$ (107,160)
Net realized loss on investments and distributions from Underlying Funds	(53,866)	(167,882)	(39,141)	(48,397)
Net change in unrealized appreciation/depreciation of investments	514,644	2,055,324	960,637	3,932,438

Increase in Net Assets from Operations	424,725	1,836,210	843,230	3,776,881

Capital Share Transactions:

Net proceeds from sales of shares	1,459,231	1,570,854	1,526,177	2,973,683
Exchanged from associated funds	271,214	453,916	1,594,838	845,465
Total	1,730,445	2,024,770	3,121,015	3,819,148
Cost of shares repurchased	(1,009,593)	(835,559)	(1,536,566)	(2,401,227)
Exchanged into associated funds	(171,398)	(381,492)	(89,460)	(255,549)

Total	(1,180,991)	(1,217,051)	(1,626,026)	(2,656,776)

Increase in Net Assets from Capital Share Transactions	549,454	807,719	1,494,989	1,162,372

Increase in Net Assets	974,179	2,643,929	2,338,219	4,939,253

Net Assets:
Beginning of period	6,985,588	4,341,659	14,518,864	9,579,611

End of Period*	$ 7,959,767	$ 6,985,588	$ 16,857,083	$ 14,518,864

* Including undistributed/accumulated net investment income (loss) as follows:	$ (37,609)	$ (1,556)	$ (79,838)	$ (1,572)

See Notes to Financial Statements.

14

Statements of Changes in Net Assets
 (unaudited)

	Seligman Time Horizon 10 Fund		Seligman Harvester Fund

	Six Months Ended 6/30/04	Year Ended 12/31/03	Six Months Ended 6/30/04	Year Ended 12/31/03

Operations:

Net investment income	$25,078	$40,550	$61,741	$124,379
Net realized loss on investments and distributions from Underlying Funds	—	(1,706,996)	(166,017)	(316,843)
Net change in unrealized depreciation of investments	698,588	5,408,198	565,822	2,827,868

Increase in Net Assets from Operations	723,666	3,741,752	461,546	2,635,404

Distributions to Shareholders:

Net investment income:
Class A	—	(29,507)	(25,723)	(39,597)
Class B	—	(6,747)	(17,327)	(29,963)
Class C	—	(10,716)	(26,397)	(51,067)
Class D	—	(2,245)	(5,733)	(10,159)

Decrease in Net Assets from Distributions	—	(49,215)	(75,180)	(130,786)

Capital Share Transactions:

Net proceeds from sales of shares	3,351,726	2,801,522	1,730,840	1,695,882
Exchanged from associated funds	1,338,558	1,121,482	1,140,761	2,720,233
Investment of dividends	—	46,590	65,541	100,618

Total	4,690,284	3,969,594	2,937,142	4,516,733

Cost of shares repurchased	(1,793,724)	(3,905,659)	(2,036,067)	(3,266,536)
Exchanged into associated funds	(509,590)	(540,936)	(543,611)	(927,825)

Total	(2,303,314)	(4,446,595)	(2,579,678)	(4,194,361)

Increase (Decrease) in Net Assets from Capital Share Transactions	2,386,970	(477,001)	357,464	322,372

Increase in Net Assets	3,110,636	3,215,536	743,830	2,826,990

Net Assets:

Beginning of period	16,436,589	13,221,053	15,312,876	12,485,886

End of Period*	$19,547,225	$16,436,589	$16,056,706	$15,312,876

* Including undistributed/accumulated net investment income (loss) as follows:	$23,495	$(1,583)	$(1,633)	$11,806

See Notes to Financial Statements.

15

Notes to Financial Statements (unaudited)

1.

Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Each Fund of the Series offers four classes of shares — Class A shares, Class B shares, Class C shares, and Class D shares. Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after the initial date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost.

	b.	Federal Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

	c.	Security Transactions and Related Investment Income —Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income

16

Notes to Financial Statements (unaudited)

tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2004, distribution and service fees were the only class-specific expenses.

e.

Distributions to Shareholders —The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Fund of the Series.

3.	Purchases and Sales of Securities —Purchases and sales of portfolio securities (underlying funds), excluding short-term investments, for the six months ended June 30, 2004, were as follows:

Fund	Purchases	Sales

Time Horizon 30 Fund	$441,761	$219,544
Time Horizon 20 Fund	1,601,145	166,727
Fund	Purchases	Sales

Time Horizon 10 Fund	$2,449,610	$—
Harvester Fund	753,284	531,112

At June 30, 2004, the cost of investments for federal income tax purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Cost	Total Unrealized Appreciation	Total Unrealized Depreciation

Time Horizon 30 Fund	$7,149,048	$804,250	$124,191
Time Horizon 20 Fund	16,250,547	1,145,523	869,795
Time Horizon 10 Fund	19,597,143	833,711	1,300,356
Harvester Fund	16,855,690	501,604	1,475,768

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales of $13,050, $305,131, and $476,109 for Time Horizon 20 Fund, Time Horizon 10 Fund, and Harvester Fund, respectively.

4.

Management Fee, Distribution Services, and Other Transactions —The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager has voluntarily undertaken to waive its management fee and reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets through December 31, 2004. The Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.75% per annum of average daily net assets from January 1, 2005 through December 31, 2010.

17

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2004, the amount of expenses waived and reimbursed by the Manager and the amount receivable from or payable to the Manager at June 30, 2004 were as follows:

Fund	Waiver and Reimbursements	Receivable from Manager	Payable to Manager

Time Horizon 30 Fund	$26,283	$3,800	$—
Time Horizon 20 Fund	13,836	—	390
Time Horizon 10 Fund	13,826	—	1,057
Harvester Fund	16,782	—	214

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

Fund	Distributor Concessions	Dealer Commissions

Time Horizon 30 Fund	$2,895	$24,513
Time Horizon 20 Fund	2,280	21,295
Fund	Distributor Concessions	Dealer Commissions

Time Horizon 10 Fund	$4,964	$45,886
Harvester Fund	4,217	34,215

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee (12b-1 fee) of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the 12b-1 fee, the 12b-1 fees to be paid by each class of a Fund will be reduced by the dollar amount of any 12b-1 fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the six months ended June 30, 2004, 12b-1 fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of 12b-1 fees paid by underlying funds), aggregated $113, $170, $169, and $74, respectively, or 0.01% per annum of the average daily net assets of Class A shares.

With respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% per annum of the average daily net assets is payable monthly by the Funds to the Distributor; however, the Distributor has sold its rights to this fee to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2004, the 12b-1 fees and distribution fees incurred under the Plan (net of 12b-1 fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate

Time Horizon 30 Fund	$6,380	$8,027	$2,613	0.75%
Time Horizon 20 Fund	12,701	21,405	4,717	0.75
Time Horizon 10 Fund	16,364	26,571	6,039	0.75
Harvester Fund	16,198	23,721	5,198	0.75

18

Notes to Financial Statements (unaudited)

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended June 30, 2004, such charges amounted to $469 for Time Horizon 30 Fund, $1,363 for Time Horizon 20 Fund, $1,094 for Time Horizon 10 Fund and $490 for Harvester Fund.

The Distributor has sold its rights to the Purchasers to collect any CDSC imposed on redemptions of Class B shares. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments retained by the Distributor for the six months ended June 30, 2004, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,366	Time Horizon 10 Fund	$1,525
Time Horizon 20 Fund	1,030	Harvester Fund	413

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2004, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

Fund	Commissions	Distribution and Service Fees	Fund	Commissions	Distribution and Service Fees

Time Horizon 30 Fund	$235	$352	Time Horizon 10 Fund	$281	$175
Time Horizon 20 Fund	168	436	Harvester Fund	298	208

Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,820	Time Horizon 10 Fund	$4,635
Time Horizon 20 Fund	3,795	Harvester Fund	5,055

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued theron is included in directors’ fees and expenses, and the accumulated balances thereof at June 30, 2004, included in other liabilities, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,605	Time Horizon 10 Fund	$1,632
Time Horizon 20 Fund	1,621	Harvester Fund	1,628

19

Notes to Financial Statements (unaudited)

5.

Capital Loss Carryforward —At December 31, 2003, each Fund had net capital loss carry forwards for federal income tax purposes which are available for offset against future taxable net capital gains as follows:

Expiration	2009	2010	2011	Total

Time Horizon 30 Fund			$167,882	$167,882
Time Horizon 20 Fund			471,909	471,909
Time Horizon 10 Fund		$33,400	1,535,611	2,469,011
Harvester Fund	$262,299		874,015	1,136,312

Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforward.

6.

Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Although Seligman Time Horizon/ Harvester Series did not receive any payments directly from the Manager, the Series does invest in certain of the Seligman Funds that were affected and received payments from the Manager.

The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

20

Notes to Financial Statements (unaudited)

7.

Capital Stock Share Transactions — The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At June 30, 2004, 4,000,000,000 shares were authorized for the Series, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

Time Horizon 30 Fund	Six Months Ended June 30, 2004		Year Ended December 31, 2003

Class A	Shares	Amount	Shares	Amount

Sales of shares	95,752	$561,452	131,701	$618,274
Exchanged from associated funds	27,552	163,942	63,463	324,395
Converted from Class B*	—	2	—	—

Total	123,304	725,396	195,164	942,669

Shares repurchased	(53,986)	(318,896)	(26,461)	(121,333)
Exchanged into associated funds	(4,575)	(28,000)	(68,817)	(323,590)

Total	(58,561)	(346,896)	(95,278)	(444,923)

Increase	64,743	$378,500	99,886	$497,746

Class B	Shares	Amount	Shares	Amount

Sales of shares	67,107	$390,728	86,220	$392,342
Exchanged from associated funds	13,608	77,880	15,638	72,430

Total	80,715	468,608	101,858	464,772

Shares repurchased	(34,946)	(201,049)	(28,285)	(133,690)
Exchanged into associated funds	(13,976)	(81,388)	(5,920)	(26,094)
Converted to Class A*	—	(2)	—	—

Total	(48,922)	(282,439)	(34,205)	(159,784)

Increase	31,793	$186,169	67,653	$304,988

Class C	Shares	Amount	Shares	Amount

Sales of shares	77,288	$442,537	83,458	$377,835
Exchanged from associated funds	781	4,500	2,568	13,442

Total	78,069	447,037	86,026	391,277

Shares repurchased	(61,434)	(358,590)	(114,495)	(544,149)
Exchanged into associated funds	(3,345)	(19,854)	(7,127)	(29,760)

Total	(64,779)	(378,444)	(121,622)	(573,909)

Increase (decrease)	13,290	$68,593	(35,596)	$(182,632)

Class D	Shares	Amount	Shares	Amount

Sales of shares	11,218	$64,514	39,170	$182,403
Exchanged from associated funds	4,355	24,892	8,003	43,649

Total	15,573	89,406	47,173	226,052

Shares repurchased	(22,378)	(131,058)	(7,793)	(36,387)
Exchanged into associated funds	(7,693)	(42,156)	(512)	(2,048)

Total	(30,071)	(173,214)	(8,305)	(38,435)

Increase (decrease)	(14,498)	$(83,808)	38,868	$187,617

See footnote on page 24.

21

Notes to Financial Statements (unaudited)

Time Horizon 20 Fund	Six Months Ended June 30, 2004		Year Ended December 31, 2003

Class A	Shares	Amount	Shares	Amount

Sales of shares	96,340	$572,457	179,991	$846,219
Exchanged from associated funds	144,217	850,313	104,852	520,780

Total	240,557	1,422,770	284,843	1,366,999

Shares repurchased	(79,268)	(466,029)	(85,211)	(414,748)
Exchanged into associated funds	(11,062)	(65,109)	(32,039)	(139,096)

Total	(90,330)	(531,138)	(117,250)	(553,844)

Increase	150,227	$891,632	167,593	$813,155

Class B	Shares	Amount	Shares	Amount

Sales of shares	49,888	$285,845	169,840	$737,420
Exchanged from associated funds	85,542	489,952	25,375	125,649

Total	135,430	775,797	195,215	863,069

Shares repurchased	(15,125)	(85,943)	(39,785)	(188,534)
Exchanged into associated funds	(1,921)	(10,371)	(8,346)	(36,159)

Total	(17,046)	(96,314)	(48,131)	(224,693)

Increase	118,384	$679,483	147,084	$638,376

Class C	Shares	Amount	Shares	Amount

Sales of shares	102,208	$587,271	269,329	$1,197,233
Exchanged from associated funds	9,913	56,084	25,549	128,492

Total	112,121	643,355	294,878	1,325,725

Shares repurchased	(127,705)	(739,669)	(347,569)	(1,529,054)
Exchanged into associated funds	(1,846)	(10,765)	(11,805)	(48,604)

Total	(129,551)	(750,434)	(359,374)	(1,577,658)

Decrease	(17,430)	$(107,079)	(64,496)	$(251,933)

Class D	Shares	Amount	Shares	Amount

Sales of shares	14,193	$80,604	44,113	$192,811
Exchanged from associated funds	34,651	198,489	14,344	70,544

Total	48,844	279,093	58,457	263,355

Shares repurchased	(42,543)	(244,925)	(62,098)	(268,891)
Exchanged into associated funds	(549)	(3,215)	(8,084)	(31,690)

Total	(43,092)	(248,140)	(70,182)	(300,581)

Increase (decrease)	5,752	$30,953	(11,725)	$(37,226)

See footnote on page 24.

22

Notes to Financial Statements (unaudited)

Time Horizon 10 Fund	Six Months Ended June 30, 2004		Year Ended December 31, 2003

Class A	Shares	Amount	Shares	Amount

Sales of shares	209,065	$1,188,414	224,022	$1,075,623
Exchanged from associated funds	102,581	591,693	74,693	363,261
Converted from Class B*	8,148	46,461	—	—
Shares issued in payment of dividends	—	—	5,324	28,621

Total	319,794	1,826,568	304,039	1,467,505

Shares repurchased	(98,324)	(563,301)	(125,746)	(552,128)
Exchanged into associated funds	(47,371)	(270,515)	(7,047)	(30,935)

Total	(145,695)	(833,816)	(132,793)	(583,063)

Increase	174,099	$992,752	171,246	$884,442

Class B	Shares	Amount	Shares	Amount

Sales of shares	77,202	$435,589	122,441	$571,419
Exchanged from associated funds	44,246	250,500	38,900	189,631
Shares issued in payment of dividends	—	—	1,096	5,845

Total	121,448	686,089	162,437	766,895

Shares repurchased	(65,095)	(367,894)	(137,961)	(628,749)
Exchanged into associated funds	(11,747)	(66,159)	(17,789)	(74,711)
Converted to Class A*	(8,261)	(46,461)	—	—

Total	(85,103)	(480,514)	(155,750)	(703,460)

Increase	36,345	$205,575	6,687	$63,435

Class C	Shares	Amount	Shares	Amount

Sales of shares	260,773	$1,471,608	200,181	$942,079
Exchanged from associated funds	25,032	141,387	81,938	383,291
Shares issued in payment of dividends	—	—	1,894	10,088

Total	285,805	1,612,995	284,013	1,335,458

Shares repurchased	(109,102)	(615,077)	(589,107)	(2,571,245)
Exchanged into associated funds	(31,763)	(171,098)	(64,139)	(292,425)

Total	(140,865)	(786,175)	(653,246)	(2,863,670)

Increase (decrease)	144,940	$826,820	(369,233)	$(1,528,212)

Class D	Shares	Amount	Shares	Amount

Sales of shares	45,484	$256,115	44,997	$212,401
Exchanged from associated funds	62,951	354,978	39,228	185,299
Shares issued in payment of dividends	—	—	382	2,036

Total	108,435	611,093	84,607	399,736

Shares repurchased	(43,106)	(247,452)	(35,068)	(153,537)
Exchanged into associated funds	(318)	(1,818)	(34,429)	(142,865)

Total	(43,424)	(249,270)	(69,497)	(296,402)

Increase	65,011	$361,823	15,110	$103,334

See footnote on page 24.

23

Notes to Financial Statements (unaudited)

Harvester Fund	Six Months Ended June 30, 2004		Year Ended December 31, 2003

Class A	Shares	Amount	Shares	Amount

Sales of shares	193,044	$999,844	95,670	$449,253
Exchanged from associated funds	25,244	130,914	80,502	362,825
Converted from Class B*	3,971	20,611	—	—
Shares issued in payment of dividends	4,357	22,752	7,123	33,101

Total	226,616	1,174,121	183,295	845,179

Shares repurchased	(60,610)	(317,135)	(71,898)	(333,440)
Exchanged into associated funds	(9,806)	(51,647)	(7,911)	(36,690)

Total	(70,416)	(368,782)	(79,809)	(370,130)

Increase	156,200	$805,339	103,486	$475,049

Class B	Shares	Amount	Shares	Amount

Sales of shares	22,538	$117,677	49,834	$227,195
Exchanged from associated funds	94,063	491,874	347,744	1,571,466
Shares issued in payment of dividends	2,950	15,430	5,054	23,550

Total	119,551	624,981	402,632	1,822,211

Shares repurchased	(98,143)	(512,130)	(132,184)	(612,972)
Exchanged into associated funds	(17,657)	(93,058)	(130,653)	(609,945)
Converted to Class A*	(3,971)	(20,610)	—	—

Total	(119,771)	(625,798)	(262,837)	(1,222,917)

Increase (decrease)	(220)	$(817)	139,795	$599,294

Class C	Shares	Amount	Shares	Amount

Sales of shares	90,891	$476,349	201,232	$942,513
Exchanged from associated funds	66,819	346,864	123,183	569,746
Shares issued in payment of dividends	4,706	24,623	8,552	39,724

Total	162,416	847,836	332,967	1,551,983

Shares repurchased	(194,024)	(1,014,695)	(462,752)	(2,130,564)
Exchanged into associated funds	(72,825)	(378,837)	(56,462)	(254,307)

Total	(266,849)	(1,393,532)	(519,214)	(2,384,871)

Decrease	(104,433)	$(545,696)	(186,247)	$(832,888)

Class D	Shares	Amount	Shares	Amount

Sales of shares	26,283	$136,970	16,472	$76,921
Exchanged from associated funds	32,801	171,109	45,447	216,196
Shares issued in payment of dividends	523	2,736	915	4,243

Total	59,607	310,815	62,834	297,360

Shares repurchased	(36,985)	(192,107)	(40,718)	(189,560)
Exchanged into associated funds	(3,867)	(20,069)	(5,659)	(26,883)

Total	(40,852)	(212,176)	(46,377)	(216,443)

Increase	18,755	$98,639	16,457	$80,917

* Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

24

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Time Horizon 30 Fund	Six Months Ended 6/30/04		Year Ended December 31,			1/10/00* to 12/31/00

Class A			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.68		$4.08	$5.51	$6.24	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		(0.02)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.37		1.62	(1.41)	(0.46)	(0.84)

Total from Investment Operations	0.35		1.60	(1.43)	(0.49)	(0.87)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.03)

Total Distributions	—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.03		$5.68	$4.08	$5.51	$6.24

Total Return:	6.16	%##	39.22%	(25.95)%	(7.47)%	(12.18	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,256		$2,703	$1,531	$1,399	$485
Ratio of expenses to average net assets	0.51	%#	0.51%	0.51%	0.51%	0.51	%†
Ratio of net investment loss to average net assets	(0.51	)%#	(0.47)%	(0.49)%	(0.49)%	(0.51	)%†
Portfolio turnover rate	2.97%		1.74%	—	—	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.22	%#	1.58%	1.93%	3.70%	25.60	%†
Ratio of net investment loss to average net assets	(1.22	)%#	(1.55)%	(1.91)%	(3.68)%	(25.60	)%†

See footnotes on page 34.

25

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			4/20/00†† to 12/31/00

Class B			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$3.99	$5.43	$6.21	$7.00

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.06)	(0.06)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	0.35		1.60	(1.38)	(0.47)	(0.71)

Total from Investment Operations	0.31		1.54	(1.44)	(0.54)	(0.76)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.03)

Total Distributions	—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$5.84		$5.53	$3.99	$5.43	$6.21

Total Return:	5.61	%##	38.60%	(26.52)%	(8.32)%	(10.85	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,760		$1,490	$806	$679	$262
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.26	)%#	(1.22)%	(1.24)%	1.24%	(1.26	)%†
Portfolio turnover rate	2.97%		1.74%	—	—	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.97	%#	2.33%	2.68%	4.45%	14.14	%†
Ratio of net investment loss to average net assets	(1.97	)%#	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

	Six Months Ended 6/30/04		Year Ended December 31,			2/8/00†† to 12/31/00

Class C			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$3.99	$5.43	$6.21	$7.56

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.06)	(0.06)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.35		1.60	(1.38)	(0.47)	(1.25)

Total from Investment Operations	0.31		1.54	(1.44)	(0.54)	(1.32)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.03)

Total Distributions	—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$5.84		$5.53	$3.99	$5.43	$6.21

Total Return:	5.61	%##	38.60%	(26.52)%	(8.32)%	(17.46	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,282		$2,086	$1,649	$1,950	$1,251
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.26	)%#	(1.22)%	(1.24)%	(1.24)%	(1.26	)%†
Portfolio turnover rate	2.97%		1.74%	—	—	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.97	%#	2.33%	2.68%	4.45%	14.14	%†
Ratio of net investment loss to average net assets	(1.97	)%#	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

See footnotes on page 34.

26

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			2/14/00†† to 12/31/00

Class D			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$3.99	$5.43	$6.21	$7.58

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.06)	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.35		1.60	(1.38)	(0.47)	(1.26)

Total from Investment Operations	0.31		1.54	(1.44)	(0.54)	(1.34)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.03)

Total Distributions	—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$5.84		$5.53	$3.99	$5.43	$6.21

Total Return:	5.61	%##	38.60%	(26.52)%	(8.32)%	(17.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$662		$707	$355	$395	$174
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.26	)%#	(1.22)%	(1.24)%	(1.24)%	(1.26	)%†
Portfolio turnover rate	2.97%		1.74%	—	—	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.97	%#	2.33%	2.68%	4.45%	14.14	%†
Ratio of net investment loss to average net assets	(1.97	)%#	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

Time Horizon 20 Fund	Six Months Ended 6/30/04		Year Ended December 31,			1/10/00* to 12/31/00

Class A			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.67		$4.11	$5.59	$6.47	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		(0.02)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.36		1.58	(1.46)	(0.61)	(0.60)

Total from Investment Operations	0.34		1.56	(1.48)	(0.64)	(0.63)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.04)

Total Distributions	—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.01		$5.67	$4.11	$5.59	$6.47

Total Return:	6.00	%##	37.96%	(26.48)%	(9.52)%	(8.83	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,835		$4,657	$2,683	$2,842	$1,171
Ratio of expenses to average net assets	0.51	%#	0.50%	0.51%	0.51%	0.51	%†
Ratio of net investment loss to average net assets	(0.51	)%#	(0.41)%	(0.44)%	(0.44)%	(0.51	)%†
Portfolio turnover rate	1.09%		1.55%	3.01%	—	0.62	%ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	0.69	%#	0.81%	1.19%	1.64%	11.84	%†
Ratio of net investment loss to average net assets	(0.69	)%#	(0.73)%	(1.12)%	(1.57)%	(11.84	)%†

See footnotes on page 34.

27

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			3/21/00†† to 12/31/00

Class B			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.49		$4.00	$5.48	$6.41	$7.93

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.05)	(0.06)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.34		1.54	(1.42)	(0.62)	(1.41)

Total from Investment Operations	0.30		1.49	(1.48)	(0.69)	(1.48)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.04)

Total Distributions	—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$5.79		$5.49	$4.00	$5.48	$6.41

Total Return:	5.46	%##	37.25%	(27.01)%	(10.40)%	(18.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,797		$2,949	$1,559	$1,463	$739
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.26	)%#	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†
Portfolio turnover rate	1.09%		1.55%	3.01%	—	0.62	% ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.44	%#	1.56%	1.94%	2.39%	5.84	%†
Ratio of net investment loss to average net assets	(1.44	)%#	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

	Six Months Ended 6/30/04		Year Ended December 31,			1/18/00†† to 12/31/00

Class C			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.49		$4.00	$5.48	$6.41	$7.28

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.05)	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.34		1.54	(1.42)	(0.62)	(0.75)

Total from Investment Operations	0.30		1.49	(1.48)	(0.69)	(0.83)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.04)

Total Distributions	—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$5.79		$5.49	$4.00	$5.48	$6.41

Total Return:	5.46	%##	37.25%	(27.01)%	(10.40)%	(11.41	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,908		$5,695	$4,405	$6,017	$2,729
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.26	)%#	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†
Portfolio turnover rate	1.09%		1.55%	3.01%	—	0.62	%ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.44	%#	1.56%	1.94%	2.39%	5.84	%†
Ratio of net investment loss to average net assets	(1.44	)%#	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

See footnotes on page 34.

28

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			1/21/00†† to 12/31/00

Class D			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.49		$4.00	$5.48	$6.41	$7.31

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.05)	(0.06)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	0.34		1.54	(1.42)	(0.62)	(0.77)

Total from Investment Operations	0.30		1.49	(1.48)	(0.69)	(0.86)

Less Distributions:

Distributions from net investment income	—		—	—	(0.03)	—
Distributions from net realized capital gains	—		—	—	(0.21)	(0.04)

Total Distributions	—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$5.79		$5.49	$4.00	$5.48	$6.41

Total Return:	5.46	%##	37.25%	(27.01)%	(10.40)%	(11.77	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,318		$1,217	$933	$1,057	$687
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.26	)%#	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†
Portfolio turnover rate	1.09%		1.55%	3.01%	—	0.62	% ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.44	%#	1.56%	1.94%	2.39%	5.84	%†
Ratio of net investment loss to average net assets	(1.44	)%#	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

Time Horizon 10 Fund	Six Months Ended 6/30/04		Year Ended December 31,			1/10/00* to 12/31/00

Class A			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$4.19	$5.55	$6.59	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.02		0.04	0.05	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.23		1.34	(1.35)	(0.82)	(0.60)

Total from Investment Operations	0.25		1.38	(1.30)	(0.72)	(0.50)

Less Distributions:

Distributions from net investment income	—		(0.04)	(0.05)	(0.13)	—
Return of capital	—		—	(0.01)	—	—
Distributions from net realized capital gains	—		—	—	(0.19)	(0.05)

Total Distributions	—		(0.04)	(0.06)	(0.32)	(0.05)

Net Asset Value, End of Period	$5.78		$5.53	$4.19	$5.55	$6.59

Total Return:	4.52	%##	32.96%	(23.43)%	(10.69)%	(7.02	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,621		$4,415	$2,627	$3,014	$1,037
Ratio of expenses to average net assets	0.51	%#	0.50%	0.51%	0.51%	0.51	%†
Ratio of net investment income to average net assets	0.82	%#	0.87%	1.01%	1.64%	1.44	%†
Portfolio turnover rate	—		7.48%	8.20%	6.38%	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	0.66	%#	0.81%	0.87%	1.27%	8.02	%†
Ratio of net investment income (loss) to average net assets	0.67	%#	0.56%	0.65%	0.88%	(6.07	)%†

See footnotes on page 34.

29

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			2/18/00†† to 12/31/00

Class B			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.47		$4.16	$5.50	$6.55	$7.33

Income (Loss) from Investment Operations:

Net investment income	—		0.01	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.23		1.31	(1.33)	(0.81)	(0.77)

Total from Investment Operations	0.23		1.32	(1.31)	(0.76)	(0.73)

Less Distributions:

Distributions from net investment income	—		(0.01)	(0.02)	(0.10)	—
Return of capital	—		—	(0.01)	—	—
Distributions from net realized capital gains	—		—	—	(0.19)	(0.05)

Total Distributions	—		(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$5.70		$5.47	$4.16	$5.50	$6.55

Total Return:	4.20%	##	31.71%	(23.90)%	(11.38)%	(9.98	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,502		$4,123	$3,110	$4,270	$2,865
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.07	%#	0.12%	0.26%	0.89%	0.69	%†
Portfolio turnover rate	—		7.48%	8.20%	6.38%	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.41	%#	1.56%	1.62%	2.02%	4.36	%†
Ratio of net investment income (loss) to average net assets	(0.08	)%#	(0.19)%	(0.10)%	0.13%	2.41	%†

	Six Months Ended 6/30/04		Year Ended December 31,			3/6/00†† to 12/31/00

Class C			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.47		$4.16	$5.50	$6.55	$7.78

Income (Loss) from Investment Operations:

Net investment income	—		0.01	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.23		1.31	(1.33)	(0.81)	(1.22)

Total from Investment Operations	0.23		1.32	(1.31)	(0.76)	(1.18)

Less Distributions:

Distributions from net investment income	—		(0.01)	(0.02)	(0.10)	—
Return of capital	—		—	(0.01)	—	—
Distributions from net realized capital gains	—		—	—	(0.19)	(0.05)

Total Distributions	—		(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$5.70		$5.47	$4.16	$5.50	$6.55

Total Return:	4.20%	##	31.71%	(23.90)%	(11.38)%	(15.18	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,607		$6,510	$6,491	$7,933	$2,331
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.07	%#	0.12%	0.26%	0.89%	0.69	%†
Portfolio turnover rate	—		7.48%	8.20%	6.38%	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.41	%#	1.56%	1.62%	2.02%	4.36	%†
Ratio of net investment income (loss) to average net assets	(0.08	)%#	(0.19)%	(0.10)%	0.13%	(2.41	)%†

See footnotes on page 34.

30

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			2/15/00†† to 12/31/00

Class D			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.47		$4.16	$5.50	$6.55	$7.42

Income (Loss) from Investment Operations:

Net investment income	—		0.01	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.23		1.31	(1.33)	(0.81)	(0.86)

Total from Investment Operations	0.23		1.32	(1.31)	(0.76)	(0.82)

Less Distributions:

Distributions from net investment income	—		(0.01)	(0.02)	(0.10)	—
Return of capital	—		—	(0.01)	—	—
Distributions from net realized capital gains	—		—	—	(0.19)	(0.05)

Total Distributions	—		(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$5.70		$5.47	$4.16	$5.50	$6.55

Total Return:	4.20%	##	31.71%	(23.90)%	(11.38)%	(11.07	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,817		$1,388	$994	$1,209	$839
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.07	%#	0.12%	0.26%	0.89%	0.69	%†
Portfolio turnover rate	—		7.48%	8.20%	6.38%	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.41	%#	1.56%	1.62%	2.02%	4.36	%†
Ratio of net investment income (loss) to average net assets	(0.08	)%#	(0.19)%	(0.10)%	0.13%	2.41	%†

Harvester Fund	Six Months Ended 6/30/04		Year Ended December 31,			1/10/00* to 12/31/00

Class A			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.13		$4.29	$5.31	$6.56	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.04		0.08	0.10	0.20	0.23
Net realized and unrealized gain (loss) on investments	0.13		0.83	(0.96)	(1.15)	(0.57)

Total from Investment Operations	0.17		0.91	(0.86)	(0.95)	(0.34)

Less Distributions:

Distributions from net investment income	(0.04)		(0.07)	(0.10)	(0.24)	(0.23)
Dividends in excess of net investment income	—		—	(0.04)	—	—
Return of capital	—		—	(0.02)	—	—
Distributions from net realized capital gains	—		—	—	(0.06)	(0.01)

Total Distributions	(0.04)		(0.07)	(0.16)	(0.30)	(0.24)

Net Asset Value, End of Period	$5.26		$5.13	$4.29	$5.31	$6.56

Total Return:	3.32%	##	21.44%	(16.54)%	(14.64)%	(4.99	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,982		$3,085	$2,135	$1,830	$1,339
Ratio of expenses to average net assets	0.51	%#	0.50%	0.51%	0.51%	0.51	%†
Ratio of net investment income to average net assets	1.38	%#	1.52%	1.85%	3.47%	3.38	%†
Portfolio turnover rate	3.43%		5.69%	39.28%	12.80%	9.14	% ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	0.73	%#	0.73%	1.05%	1.36%	12.49	%†
Ratio of net investment income (loss) to average net assets	1.16	%#	1.29%	1.31%	2.61%	(8.60	)%†

See footnotes on page 34.

31

Financial Highlights (unaudited)

Harvester Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			2/17/00†† to 12/31/00

Class B			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.13		$4.29	$5.31	$6.54	$7.16

Income (Loss) from Investment Operations:

Net investment income	0.02		0.04	0.05	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.13		0.84	(0.96)	(1.15)	(0.61)

Total from Investment Operations	0.15		0.88	(0.91)	(0.99)	(0.45)

Less Distributions:

Distributions from net investment income	(0.02)		(0.04)	(0.05)	(0.18)	(0.16)
Dividends in excess of net investment income	—		—	(0.04)	—	—
Return of capital	—		—	(0.02)	—	—
Distributions from net realized capital gains	—		—	—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.26		$5.13	$4.29	$5.31	$6.54

Total Return:	2.95	%##	20.55%	(17.28)%	(15.18)%	(6.11	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,233		$4,133	$2,855	$2,470	$1,115
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.63	%#	0.77%	1.10%	2.72%	2.63	%†
Portfolio turnover rate	3.43%		5.69%	39.28%	12.80%	9.14	% ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.48	%#	1.48%	1.80%	2.11%	6.04	%†
Ratio of net investment income (loss) to average net assets	0.41	%#	0.54%	0.56%	1.86%	(2.15	)%†

	Six Months Ended 6/30/04		Year Ended December 31,			1/18/00†† to 12/31/00

Class C			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.13		$4.29	$5.31	$6.54	$7.16

Income (Loss) from Investment Operations:

Net investment income	0.02		0.04	0.05	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.13		0.84	(0.96)	(1.14)	(0.61)

Total from Investment Operations	0.15		0.88	(0.91)	(0.99)	(0.43)

Less Distributions:

Distributions from net investment income	(0.02)		(0.04)	(0.05)	(0.18)	(0.18)
Dividends in excess of net investment income	—		—	(0.04)	—	—
Return of capital	—		—	(0.02)	—	—
Distributions from net realized capital gains	—		—	—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.04)	(0.11)	(0.24)	(0.19)

Net Asset Value, End of Period	$5.26		$5.13	$4.29	$5.31	$6.54

Total Return:	2.95	%##	20.55%	(17.28)%	(15.18)%	(6.02	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,278		$6,665	$6,371	$7,965	$2,704
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.63	%#	0.77%	1.10%	2.72%	2.63	%†
Portfolio turnover rate	3.43%		5.69%	39.28%	12.80%	9.14	% ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.48	%#	1.48%	1.80%	2.11%	6.04	%†
Ratio of net investment income (loss) to average net assets	0.41	%#	0.54%	0.56%	1.86%	(2.15	)%†

See footnotes on page 34.

32

Financial Highlights (unaudited)

Harvester Fund (continued)	Six Months Ended 6/30/04		Year Ended December 31,			2/29/00†† to 12/31/00

Class D			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.13		$4.29	$5.31	$6.54	$7.21

Income (Loss) from Investment Operations:

Net investment income	0.02		0.04	0.05	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.13		0.84	(0.96)	(1.14)	(0.66)

Total from Investment Operations	0.15		0.88	(0.91)	(0.99)	(0.50)

Less Distributions:

Distributions from net investment income	(0.02)		(0.04)	(0.05)	(0.18)	(0.16)
Dividends in excess of net investment income	—		—	(0.04)	—	—
Return of capital	—		—	(0.02)	—	—
Distributions from net realized capital gains	—		—	—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.26		$5.13	$4.29	$5.31	$6.54

Total Return:	2.95	%##	20.55%	(17.28)%	(15.18)%	(7.19	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,564		$1,431	$1,125	$1,316	$122
Ratio of expenses to average net assets	1.26	%#	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.63	%#	0.77%	1.10%	2.72%	2.63	%†
Portfolio turnover rate	3.43%		5.69%	39.28%	12.80%	9.14	% ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.48	%#	1.48%	1.80%	2.11%	6.04	%†
Ratio of net investment income (loss) to average net assets	0.41	%#	0.54%	0.56%	1.86%	(2.15	)%†

See footnotes on page 34.

33

Financial Highlights (unaudited)

*	Commencement of investment operations.
**	The Manager, at its discretion, reimbursed certain expenses and waived management fees for the periods presented (Note 4).
†

In computing the ratios of expenses and net investment income to average net assets, income and expenses, other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Series’ commencement of investment operations.

††	Commencement of issuance of shares.
#	Annualized.
##	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the Manager (Note 6), total return would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	6.11%	Class A	5.96%	Class A	4.50%	Class A	3.31%
Class B	5.55	Class B	5.43	Class B	4.18	Class B	3.31
Class C	5.55	Class C	5.43	Class C	4.18	Class C	3.31
Class D	5.55	Class D	5.43	Class D	4.18	Class D	3.31
ø	For the period 1/10/00 to 12/31/01.
øø

The total returns shown for each Class of shares from commencement of investment operations/issuance of shares to 12/31/00, are calculated from the later of the respective Fund’s commencement of investment operations date (1/10/00) or the initial issuance date of shares of the Class. The total returns for Class A shares were calculated from the commencement of investment operations date, but were first issued on the respective dates shown in the table. If shares of each Class had been issued on the commencement of investment operations date, the total returns for each Class would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	(12.18)%	Class A	(8.83)%	Class A	(7.02)%	Class A	(4.99)%
Class B	(12.53)	Class B	(9.46)	Class B	(7.78)	Class B	(5.87)
Class C	(12.77)	Class C	(9.69)	Class C	(7.64)	Class C	(5.98)
Class D	(12.76)	Class D	(9.68)	Class D	(7.90)	Class D	(5.97)

These total returns have been computed from the commencement of investment operations date and incorporate the total return of Class A shares of the Fund from the commencement of investment operations date through the initial issuance dates of each of the other classes of shares, adjusted to reflect the high expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date.

See Notes to Financial Statements.

34

Board of Directors

Robert B. Catell 2, 3

•	Chairman, Chief Executive Officer and Director, KeySpan Corporation

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2, 3

•	President Emerita, Sarah Lawrence College
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
•	Director, ConocoPhillips
•	Director, Integris Health

John E. Merow 1, 3

•	Retired Chairman and Senior Partner, Sullivan & Cromwell LLP
•	Director, Commonwealth Industries, Inc.
•	Trustee, New York-Presbyterian Hospital

Betsy S. Michel 1, 3

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman, J. & W. Seligman & Co. Incorporated
•	Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

•	Retired Vice President, Pfizer Inc.

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, ICI Mutual Insurance Company
•	Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Charles W. Kadlec

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

35

ITEM 2.	CODE OF ETHICS. Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS. Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

2

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	September 1, 2004

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	September 1, 2004

4

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

5